Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Supplemental Information Related to Consolidated Statements of Cash Flows
Supplemental information related to the consolidated statements of cash flows is as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Cash paid during the year for:
Income taxes (net of refunds of $14,296, $1,849 and $4,339 in 2013, 2012 and 2011, respectively)	$51,772	$112,442	$123,341
Interest (net of capitalization)	$29,629	$31,144	$33,127
Supplemental non-cash disclosures related to exit of phosphorus flame retardants business:
Decrease in property, plant and equipment	$—	$(41,120)	$—
Decrease in accumulated depreciation	—	(17,870)	—
Decrease in other intangibles, net of amortization	—	(27,384)	—
Increase in accumulated other comprehensive income	—	12,268	—
Supplemental non-cash disclosures related to defined benefit pension plan net curtailment gain:
Decrease in accumulated other comprehensive income	$—	$(4,507)	$—
Supplemental non-cash disclosures related to other restructuring charges:
Decrease in property, plant and equipment	$—	$(5,002)	$—
Decrease in accumulated depreciation	—	(1,588)	—